FINANCIAL RISK MANAGEMENT (Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Financial assets [abstract]
Receivables	$ 500,477		$ 423,521
Derivative financial instruments	42,581		4,483
Trade receivables	1,539,977		1,562,058
Other investments	1,600,061		2,182,874
Cash and cash equivalents	1,531,204	[1]	1,691,263	[1]	$ 1,846,013	[1]	$ 1,653,355
Total Assets	5,214,300		5,864,199
Financial liabilities [abstract]
Other liabilities	511,961		436,152
Trade payables	1,987,270		1,840,914
Derivative financial instruments	1,081		50,342
Finance lease liabilities	186,534		210,124		$ 241,087
Borrowings	2,418,987		2,230,119
Total Liabilities	5,105,833		4,767,651
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial instruments	1,081		50,342
Finance lease liabilities	0		0
Borrowings	0		0
Total Liabilities	1,081		50,342
Amortized cost
Financial liabilities [abstract]
Other liabilities	511,961		436,152
Trade payables	1,987,270		1,840,914
Derivative financial instruments	0		0
Finance lease liabilities	186,534		210,124
Borrowings	2,418,987		2,230,119
Total Liabilities	5,104,752		4,717,309
Amortized cost
Financial assets [abstract]
Receivables	500,477		423,521
Derivative financial instruments	0		0
Trade receivables	1,539,977		1,562,058
Other investments	214,556		549,077
Cash and cash equivalents	1,198,887		1,267,336
Total Assets	3,453,897		3,801,992
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	28		4,483
Trade receivables	0		0
Other investments	244,424		134,667
Cash and cash equivalents	332,317		423,927
Total Assets	576,769		563,077
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	42,553		0
Trade receivables	0		0
Other investments	1,141,081		1,499,130
Cash and cash equivalents	0		0
Total Assets	$ 1,183,634		$ 1,499,130

[1]	It includes restricted cash of $2,838, $2,746 and $3,129 as of December 31, 2025, 2024 and 2023, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,600,061, $2,182,874 and $2,186,420 as of December 31, 2025, 2024 and 2023, respectively.